Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,600,000.00
Previously Paid Amount	0.00
Total Fee Amount	7,402.16
Total Offset Amount	0.00
Net Fee	$ 7,402.16
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A